Net Debt - Summary of Interest Bearing Liabilities and Cash and Cash Equivalents Denominated by Currency (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	$ 27,048	$ 24,828
Cash and cash equivalents	13,426	15,613	$ 15,871
USD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	14,625	12,485
Cash and cash equivalents	9,555	9,214
EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	7,323	7,680
Cash and cash equivalents	4	6
GBP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	3,272	3,118
Cash and cash equivalents	519	48
AUD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	1,055	951
Cash and cash equivalents	1,011	3,023
CAD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	597	594
Cash and cash equivalents	2,131	3,092
Other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	176	0
Cash and cash equivalents	$ 206	$ 230